Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity

Note 17. Equity

Ordinary Shares

On January 3, 2025, the Company consummated its initial public offering on the Nasdaq Capital Market of 2,000,000 ordinary shares at a public offering price of US$4.00 per share.

On May 22, 2025, the Company granted an aggregate of 1,400,000 ordinary shares to certain employees under its share-based compensation plan.

On June 9, 2025, the Company passed the shareholder resolutions and board resolutions to re-designate and re-classify its authorized share capital into (i) 350,000,000 Class A Ordinary Shares, each with a par value of US$0.0001 and carrying 1 vote per share, and (ii) 150,000,000 Class B Ordinary Shares, each with a par value of US$0.0001 and carrying 20 votes per share, replacing the previous authorization of 500,000,000 Ordinary Shares.

Save and except for voting rights and conversion rights, Class A Ordinary Shares and Class B Ordinary Shares shall rank pari passu and shall have the same rights, preferences, privileges and restrictions.

Effective July 31, 2025, the Company re-designated and reclassified its 15,900,000 issued Ordinary Shares into 3,400,000 Class A and 12,500,000 Class B ordinary shares. The re-designation has been accounted for and disclosed in these unaudited condensed consolidated financial statements on a retrospective basis.

The Company’s issued and outstanding shares as of June 30, 2025 were as follows::

Name of Shareholder	Type of shares	No. of Shares As of June 30, 2025
LIANKEN ENTERPRISE LIMITED	Class B Ordinary Shares	4,376,625
TIANHUA ENTERPRISE LIMITED	Class B Ordinary Shares	3,723,750
XINGCAN ENTERPRISE LIMITED	Class B Ordinary Shares	2,255,000
WEIBO ENTERPRISE LIMITED	Class B Ordinary Shares	1,394,625
Kerui Enterprise Limited	Class B Ordinary Shares	750,000
Shares held by the public shareholders and employees	Class A Ordinary Shares	3,400,000
Total:		15,900,000

Statutory reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with the PRC GAAP.

Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with the PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors of the Company. As of June 30, 2025 and December 31, 2024, the balance of the required statutory reserves was $361,083 and $361,083, respectively.